Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	CAD 2,635	CAD 2,266
Accounts payable and accrued liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	2,635	2,266
Risk management liabilities [member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	1,051	315
Risk management liabilities [member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	1,031	293
Risk management liabilities [member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	20	22
Long-term Borrowings [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	17,759	11,701
Long-term Borrowings [Member] | Less Than 1 Year [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	494	339
Long-term Borrowings [Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	2,527	2,662
Long-term Borrowings [Member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	1,429	1,150
Long-term Borrowings [Member] | 5 Years [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	13,309	7,550
Other Nonderivative Financial Liabilities [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	48	49
Other Nonderivative Financial Liabilities [Member] | Years 2 and 3 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	21	25
Other Nonderivative Financial Liabilities [Member] | Years 4 and 5 [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	11	8
Other Nonderivative Financial Liabilities [Member] | 5 Years [Member]
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Derivative Financial Instruments	CAD 16	CAD 16